[LOGO OMITTED]
OAK
ASSOCIATES
FUNDS

ANNUAL REPORT

October 31, 2000


Pin Oak Aggressive Stock Fund

White Oak Growth Stock Fund

Red Oak Technology Select Fund

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

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TABLE OF CONTENTS


Shareholder Letter .......................................  1

About the Adviser ........................................  3

Investment Team ..........................................  3

Market Overview ..........................................  4

Pin Oak Aggressive Profile ...............................  6

White Oak Growth Profile .................................  8

Red Oak TechnologySelect Profile ......................... 10

Financial Highlights ..................................... 12

Statement of Net Assets .................................. 14

Statement of Operations .................................. 20

Statement of Changes
in Net Assets ............................................ 21

Notes to Financial Statements ............................ 22

Report of Independent Public Accountants ................. 25

Notice to Shareholders ................................... 26



CONTACT US


BY MAIL
--------------------------------------------------------------------------------
Oak Associates Funds
P.O. Box 219441
Kansas City, MO 64121-9441

BY TELEPHONE
--------------------------------------------------------------------------------
1-888-462-5386
Option 1 To order a free
         investor  kit

Option 2 To hear the latest
         fund prices

Option 3 To obtain fund informa-
         tion and performance

Option 4 For existing shareholders
         to obtain account
         information and
         place transactions

ON THE WEB
--------------------------------------------------------------------------------
WWW.OAKASSOCIATES.COM
o To obtain fund prices

o Access your account on-line

o For portfolio manager
  commentary

o To download forms and
  applications

TO OUR SHAREHOLDERS
 ................................................................................
                                                       [GRAPHIC OF TREE OMITTED]


Dear Fellow Shareholders:


We are pleased to send you the latest Annual Report for the Oak Associates Funds covering the fiscal year ended October 31, 2000 and containing discussions of the equity stock markets, the details of fund holdings, a report from the Funds' independent auditors, and other important financial data. We encourage you to read it carefully to stay abreast of your investments.


It has been a year of heightened market volatility, especially within the technology-laden NASDAQ. The market's daily, if not hourly, gyrations can make for some sensational headlines with today's constant media coverage. Our focus will continue to be on the fundamentals of both the sectors and the specific companies in which we invest, all with a long-term outlook. We continue to believe that with patience, the buy-and-hold strategy remains the best alternative for reaching your future investment goals.


PERFORMANCE -- As shown in the accompanying table, all three Oak Associates Funds had strong one-year performance relative to their benchmarks. More detailed performance and information can been seen on pages 6 through 11.


NEW LOOK AT OAKASSOCIATES.COM -- We encourage you to visit our new and improved web site, where you can find daily fund prices and access your account balances. In the first half of 2001, our team is looking to enhance the site by including on-line trading and new account set-up as well as electronic delivery of statements, prospectuses, and annual reports.


NEW BLACK OAK EMERGING TECHNOLOGY FUND -- This new fund will open on December 29, 2000 to take advantage of investments in companies that have the potential to develop or benefit from new technology, or from significant improvements or enhancements to existing technology. For information on this new fund log onto www.oakassociates.com or call us at 1-888-462-5386.


                                                        (CONTINUED ON NEXT PAGE)

 ...................................... 1 .......................................

 ................................................................................



As always, we look forward to serving your investment needs and thank you for the trust you have placed in us.


Sincerely,


/S/SIGNATURE


James D. Oelschlager
CHIEF INVESTMENT OFFICER



                       ONE YEAR PERFORMANCE AS OF 10-31-00
                               [BAR CHART OMITTED]
PIN OAK           71.36%
S&P MID-CAP 400   31.65%

WHITE OAK         44.61%
S&P 500            6.09%

RED OAK           99.82%
NASDAQ 100        24.48%


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
ABOUT THE ADVISER
 ................................................................................
                                                       [GRAPHIC OF TREE OMITTED]


Oak Associates, ltd., the investment adviser to the Funds, was established in 1985 and currently manages over $30 billion in pension, endowment, individual and mutual fund assets. Oak concentrates in the market sectors believed to have the greatest long-term growth potential and then focuses on key companies in those areas. Oak believes that a patient buy-and-hold strategy, low portfolio turnover, and controlled fund operating expenses are integral to achieving superior long-term performance.



THE INVESTMENT TEAM
 ................................................................................

OAK ASSOCIATES, LTD.
Founder, Managing Member, Chief Investment Officer (1985-Present)
Portfolio Manager, White Oak Growth and Pin Oak Aggressive (1992-Present) Co-Portfolio Manager, Red Oak Technology Select (1998-Present)

THE FIRESTONE TIRE & RUBBER COMPANY
Director of Pension Investments/Assistant Treasurer (1969-1985)

B.A. (Economics), Denison University (1964)
Juris Doctor, Northwestern University (1967)
Graduate Studies in Business, University of Chicago (1968-1969)

JAMES D. OELSCHLAGER
[PHOTO OF JAMES D. OELSCHLAGER OMITTED]


OAK ASSOCIATES, LTD.
Co-Portfolio Manager, Red Oak TechnologySelect (1998-Present)
Assistant Portfolio Manager, White Oak Growth, Pin Oak Aggressive (1992-Present) Research Analyst (1991-Present)

PITTSBURGH NATIONAL BANK
Credit Analyst (1990-1991)

B.S. (Finance), Miami University(1990)
M.B.A., Case Western Reserve University (1994)
Chartered Financial Analyst (1998)

DOUGLAS S. MACKAY
[PHOTO OF DOUGLAS S. MACKAY OMITTED]


OAK ASSOCIATES, LTD.
Senior Portfolio Trader (1985-Present)
Assistant Portfolio Manager, White Oak Growth, Pin Oak Aggressive (1992-Present)

THE FIRESTONE TIRE & RUBBER COMPANY
Portfolio Investments Department (1979-1985)
Accounting Department (1968-1979)

B.S. (Finance), The University of Akron

DONNA L. BARTON
[PHOTO OF DONNA L. BARTON OMITTED]


                                                           www.oakassociates.com
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
MARKET OVERVIEW
 ................................................................................

OCTOBER 31, 2000


THE YEAR IN REVIEW

The past twelve months have been quite volatile for investors in the equity stock markets. The end of 1999 had a strong market surge, which carried over into the first few months of 2000. In the spring there was a major sell-off, followed by a summer rally, followed by a fall downturn. A five-percent change in the market, either up or down or both in the same day, seemed to be almost a daily occurrence. Keeping a long-term outlook can be tough in this environment, but we think riding through the storms is the only way to beat the markets over time.

The markets began the past twelve months with the technology-rich NASDAQ leading the pack. Short-term investors poured money into the dot com stocks, causing some Internet stocks and mutual funds to soar and end 1999 with triple digit returns. This trend carried over into 2000, when money continued to be invested in yesterday's technology winners. However, in the spring, some of the dot com companies began to show signs of weakness or unravel as investor focus turned to earnings and valuation. A swift and substantial downturn occurred, wiping out the markets' year-to-date gains in a matter of days.

During the summer, there was a rotation into the technology infrastructure companies, which provide the hardware and software for the building of the Internet. Technology infrastructure companies, with real earnings and strong growth rates, have been a favorite of ours, and the mid-year rally was very strong in all three of our Funds.

During the past year, the Federal Reserve Board raised interest rates in an effort to slow the growth rate of the economy. They did this to head off what they perceived as potential future inflation. We have been of the belief for some time that these rate hikes were unnecessary, as productivity gains derived from technology would offset potential price increases. Nevertheless, rate hikes did occur and signs of a slowing economy began to emerge in the fall of 2000. The markets reacted quickly on the downside as companies either released disappointing earnings, guided future growth rates down, or warned of weak overseas sales due to Euro dollar concerns.

All of this made for some rough going in the equity markets over the past twelve months, which makes it more important than ever to stay focused on the long-term. We have said many times before that markets over-react on both the upside and the


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 ................................................................................
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downside but tend to be rational over the long run. When the market is going up sharply, everyone thinks they are smart and rich, and when it is going down rapidly, everyone thinks they made a mistake and the world is ending. Not reacting to these market gyrations is the key, and we believe a low portfolio turnover approach has been a major reason for our performance success.


LOOKING AHEAD

The markets will search for clues as to how much the economy is slowing, trying to determine if we are in for a "soft landing" as we saw in 1994 after several rate increases, or a recession, where economic growth is negative. In spite of oil price increases, we believe that a soft landing is more probable, and we may even see the Fed disposed to lowering interest rates.

Even in a slowing economy, our focus will not shift from the best growth areas in the market--technology, health care and financials. We view technology as a very broad sector and think that some of its sub-sectors will do better than others. Value added sub-sectors such as Storage, Fiber Optics and Broadband will probably do better than sub-sectors where spending is becoming more commoditized, such as PC related companies.

Healthcare companies should do well due to continued strong fundamental growth and may even perform better in a slowing economy as investors rotate to these stocks as defensive investments. The financial sector as a whole could face problems during a slowdown, but those companies that have historically managed credit risk well should outperform on a relative basis, and we think our holdings in this area are well positioned.

It should not come as a shock to those who know us, but we think this bull market is still running and will continue for some time. We are still in the early innings of the technology build-out that has created this Second Industrial Revolution. A slowing economy, heightened market volatility, and other speed bumps will continue in the year ahead, but our investment strategy will not waiver--invest in good companies with strong growth potential, all with a three-to-five year time horizon.



                                                           www.oakassociates.com
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
PIN OAK AGGRESSIVE STOCK FUND
 ................................................................................

OCTOBEr 31, 2000



This year was a strong one for the Pin Oak Aggressive Stock Fund, with a 12-month return of 71.36% versus the S&P Mid-Cap 400 return of 31.65%. When ranked by Lipper Analytical for the one-year period ended October 31, 2000, Pin Oak placed in the top 3% (#12 of 432) of Multi-Cap Growth Funds. On a five-year annualized return, Pin Oak was up 32.87%, which placed it in the top 6% (#11 of 192) of funds in the same category.

The new categorization by Lipper Analytical of Pin Oak as a Multi-Cap Growth Fund is perhaps more accurate than the previous Small or Mid-Cap Fund comparison. Unlike many small- and mid-cap funds, we do not sell a strong performing company merely because it has reached a certain size. We let our portfolio winners run, and because of some stock picking successes Pin Oak now has several large-cap holdings. In fact, we hope that all of our holdings in Pin Oak become large companies since that would help us achieve our ultimate goal of strong performance results. When we make new investments for Pin Oak, we try to adhere to companies whose market capitalization is no more than $5 billion or whose sales are less than $100 million annually.

Pin Oak's performance over the last twelve months was boosted by stock holdings such as software provider Advent (ADVS), Internet caching appliance manufacturer Cacheflow (CFLO), networking products provider Juniper (JNPR), and fiber optics equipment manufacturer Ciena (CIEN).


PIN OAK AGGRESSIVE

The Fund invests primarily in common stocks of U.S. companies with small to medium market capitalizations (between $500 million and $5 billion) that are key performers within growing industries.



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 ...............................................................................
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ALL DATA BELOW AS OF OCTOBER 31, 2000



-------------------------------------------------------------------------------------------
 PERFORMANCE UPDATE
-------------------------------------------------------------------------------------------

                                              Average Annualized Total Returns
                                   --------------------------------------------------------
                                      1 Year         3 Year         5 Year       Inception
                                      Return         Return         Return        to Date
-------------------------------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND         71.36%         54.46%         32.87%        26.98%
-------------------------------------------------------------------------------------------
S&P 400 Mid-Cap Index                 31.65%         19.36%         21.50%        18.44%
-------------------------------------------------------------------------------------------
Lipper Multi-Cap Average              34.32%         27.09%         23.56%        19.72%
-------------------------------------------------------------------------------------------


--------------------------------------------
 FUND DATA
--------------------------------------------
Ticker Symbol                          POGSX

Share Price                           $69.45

Total Net Assets                       $1.2B

Portfolio Turnover                    13.16%

2000 Capital Gain Distribution         $0.25
  Long-Term cap gain
  Record 12/4/00
  Payable 12/6/00


TOP 10 HOLDINGS
-----------------------------------------
Cacheflow                            6.1%
Applied Materials                    5.7%
JDS Uniphase                         5.5%
Cisco Systems                        5.2%
Ciena Corporation                    5.1%
Foundry Networks                     5.0%
Network Appliance                    4.8%
Juniper Networks                     4.8%
Sycamore Networks                    4.8%
Brocade Communications               4.7%


        COMPARISON OF CHANGE IN THE VALUE OF A $25,000 INVESTMENT IN THE
    PIN OAK AGGRESSIVE STOCK FUND, VERSUS THE S&P 400 MID-CAP INDEX, AND THE
                LIPPER MULTI-CAP AVERAGE SINCE INCEPTION (8/3/92)

[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

         Pin Oak Aggressive               S&P 400                   Lipper
            Stock Fund                 Mid-Cap Index           Multi-Cap Average
8/31/92        25,000                      25,000                    25,000
10/92          27,343                      25,958                    26,500
10/93          33,566                      31,534                    32,881
10/94          30,854                      32,278                    33,164
10/95          46,068                      39,125                    42,032
10/96          45,427                      45,913                    49,736
10/97          51,755                      60,903                    60,594
10/98          58,406                      64,984                    62,060
10/99         111,304                      78,676                    93,457
10/00         190,730                     103,577                   125,624



                                                           www.oakassociates.com
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
WHITE OAK GROWTH STOCK FUND
 ................................................................................

OCTOBER 31, 2000



The White Oak Growth Stock Fund was up 44.61% for the year versus the S&P 500 Index return of 6.09%. For the same period, White Oak ranked in the top 4% (#18 of 500) of Large Cap Growth Funds as ranked by Lipper Analytical Services. On a five-year annualized return, White Oak was up 33.88%, which placed it in the top 1% (#2 of 203) of funds in the same category.

White Oak surpassed $6 billion in assets this year, through strong results and continued interest from new and existing investors. Given the size of the companies that we invest in and our low portfolio turnover approach, White Oak's asset growth and cash inflows have not hindered the Fund's operation. White Oak is still relatively small compared to many similar mutual funds, and we believe that having daily investable cash to put to work in today's roller coaster markets has been beneficial to performance. With cash on hand, we can view a short-term market downturn as a bargain shopping period, as long as the fundamentals of the stocks we like are still strong.

Our three sectors of concentration fared well for the year, and it seemed that when one sector, such as Technology, was under pressure, one of the other two -- Healthcare or Financials -- created a performance balance. Notable performers in the portfolio included technology companies such as EMC (EMC) in the computer storage area, and Sun Microsystems (SUNW) in computer hardware. In the Financial area, credit card lender MBNA (KRB) contributed well, and, in the Healthcare sector, medical device manufacturer Medtronic (MDT) was a portfolio stand out.


WHITE OAK GROWTH

The Fund invests primarily in common stocks of large capitalization companies (in excess of $5 billion) that are key performers within growing industries.



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 ................................................................................
                                                       [GRAPHIC OF TREE OMITTED]

ALL DATA BELOW AS OF OCTOBER 31, 2000


------------------------------------------------------------------------------------------
 PERFORMANCE UPDATE
------------------------------------------------------------------------------------------
                                                Average Annualized Total Returns
                                        --------------------------------------------------
                                          1 Year        3 Year       5 Year      Inception
                                          Return        Return       Return       to Date
------------------------------------------------------------------------------------------
WHITE OAK GROWTH STOCK FUND               44.61%        38.15%       33.88%       28.41%
------------------------------------------------------------------------------------------
S&P 500 Composite Index                    6.09%        17.60%       21.67%       18.28%
------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Average           15.25%        23.31%       22.17%       18.33%
------------------------------------------------------------------------------------------


--------------------------------------------
 FUND DATA
--------------------------------------------
Ticker Symbol                          WOGSX

Share Price                           $77.05

Total Net Assets                       $6.2B

Portfolio Turnover                    13.86%

2000 Capital Gain Distribution         $0.28
   Long-Term cap gain
   Record 12/4/00
   Payable 12/6/00


TOP 10 HOLDINGS
-----------------------------------------
Merck                                6.1%
Ciena                                5.4%
Eli Lilly                            5.4%
Brocade Communications               5.1%
Juniper Networks                     4.9%
Medtronic                            4.7%
EMC                                  4.7%
Applied Materials                    4.7%
American Int'l. Group                4.7%
JDS Uniphase                         4.6%


        COMPARISON OF CHANGE IN THE VALUE OF A $25,000 INVESTMENT IN THE
      WHITE OAK GROWTH STOCK FUND, VERSUS THE S&P 500 COMPOSITE INDEX, AND
          THE LIPPER LARGE-CAP GROWTH AVERAGE SINCE INCEPTION (8/3/92)


[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

         White Oak Growth           S&P 500            Lipper Large-Cap
            Stock Fund          Composite Index         Growth Average
8/31/92        25,000                25,000                  25,000
10/92          27,055                25,381                  26,058
10/93          28,026                29,158                  30,509
10/94          31,456                30,283                  30,973
10/95          47,835                38,281                  38,669
10/96          58,039                47,499                  45,676
10/97          78,039                62,746                  57,776
10/98          90,900                76,550                  67,835
10/99         142,276                96,201                  94,691
10/00         205,746               102,060                 109,330



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
RED OAK TECHNOLOGY SELECT FUND
 ................................................................................

OCTOBER 31, 2000



The Red Oak Technology Select Fund was up 99.82% for the year versus the NASDAQ 100 return of 24.48%. For the same period, RED OAK RANKED #1 out of 148 Science and Technology Funds according to Lipper Analytical Services. Since its inception on December 31, 1998, Red Oak has had a cumulative return of 238.50% versus a 78.93% return for the NASDAQ 100.

Red Oak has done well, especially on a relative basis. We are asked many times why Red Oak has outperformed, both in up and down movements in the NASDAQ. People are especially curious during market downturns, such as in the spring, when the assumption is that a concentrated fund will fair worse than the broad markets. We feel that it is not so much WHAT we invested in that helped the portfolio, but rather what we DID NOT invest in. Avoiding the dot com stocks helped us in the spring, and, in other technology downturns when high-flying, speculative stocks were hurt the most, Red Oak's core technology holdings kept the performance relatively strong.

Red Oak's annual performance was boosted by fibre channel companies such as Brocade Communications (BRCD) and JNI Corporation (JNIC), fibre testing equipment provider Newport (NEWP), and computer storage provider Network Appliance (NTAP).




RED OAK TECH SELECT

The Fund primarily invests in common stocks of a small number of companies which rely extensively on technology in their product development or operations, or which are expected to benefit from technological advances and improvements.





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 ................................................................................
                                                       [GRAPHIC OF TREE OMITTED]

ALL DATA BELOW AS OF OCTOBER 31, 2000



-------------------------------------------------------------------------------------
 PERFORMANCE UPDATE
-------------------------------------------------------------------------------------

                                                     Average Annualized Total Returns
                                                  -----------------------------------
                                                       1 Year               Inception
                                                       Return                to Date
-------------------------------------------------------------------------------------
RED OAK TECHNOLOGY SELECT FUND                         99.82%                 94.31%
-------------------------------------------------------------------------------------
NASDAQ 100 Index                                       24.48%                 37.28%
-------------------------------------------------------------------------------------
Lipper Science & Technology Average                    34.30%                 51.85%
-------------------------------------------------------------------------------------


--------------------------------------------
 FUND DATA
--------------------------------------------
Ticker Symbol                          ROGSX

Share Price                           $33.85

Total Net Assets                       $2.2B

Portfolio Turnover                    40.13%

2000 Capital Gain Distribution          none





TOP 10 HOLDINGS
-----------------------------------------
Juniper Networks                     6.5%
Network Appliance                    6.2%
Ciena                                6.1%
Broadcom                             5.2%
Cisco Systems                        4.9%
Brocade Communications               4.9%
Sun Microsystems                     4.6%
Maxim Integrated Products            4.6%
JNI Corporation                      4.4%
EMC                                  4.1%


        COMPARISON OF CHANGE IN THE VALUE OF A $25,000 INVESTMENT IN THE
          RED OAK TECHNOLOGY SELECT FUND, VERSUS THE NASDAQ 100 INDEX,
     AND THE LIPPER SCIENCE & TECHNOLOGY AVERAGE SINCE INCEPTION (12/31/98)



[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:


          Red Oak Technology      NASDAQ 100 Index         Lipper Science &
            Select Fund                                Technology Funds Average
12/31/98        25,000                  25,000                     25,000
10/99           42,348                  35,932                     40,119
10/00           84,620                  44,728                     53,880



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

FINANCIAL HIGHLIGHTS
 ................................................................................

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31,




                                                      REALIZED AND                                                      NET
            NET ASSET                  NET             UNREALIZED          DISTRIBUTIONS       DISTRIBUTIONS           ASSET
              VALUE                 INVESTMENT          GAINS OR             FROM NET              FROM                VALUE
            BEGINNING                 INCOME          (LOSSES) ON           INVESTMENT            CAPITAL              END OF
            OF PERIOD                 (LOSS)           SECURITIES             INCOME               GAINS               PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PIN OAK AGGRESSIVE STOCK FUND

 2000        $41.85                  $(0.20)             $29.33              $  --                $(1.53)              $69.45
------------------------------------------------------------------------------------------------------------------------------------
 1999         21.96                   (0.13)              20.02                 --                    --                41.85
------------------------------------------------------------------------------------------------------------------------------------
 1998(1)      19.46                   (0.15)               2.65                 --                    --                21.96
------------------------------------------------------------------------------------------------------------------------------------
 1997         17.08                   (0.11)               2.49                 --                    --                19.46
------------------------------------------------------------------------------------------------------------------------------------
 1996         17.32                   (0.09)              (0.15)                --                    --                17.08


White Oak Growth Stock Fund

 2000        $53.28                  $(0.19)             $23.96              $  --                $   --               $77.05
------------------------------------------------------------------------------------------------------------------------------------
 1999         34.04                   (0.13)              19.37                 --                    --                53.28
------------------------------------------------------------------------------------------------------------------------------------
 1998(1)      29.29                   (0.05)               4.86                 --                 (0.06)               34.04
------------------------------------------------------------------------------------------------------------------------------------
 1997         21.88                    0.03                7.49               (0.04)               (0.07)               29.29
------------------------------------------------------------------------------------------------------------------------------------
 1996         18.08                    0.05                3.80               (0.05)                  --                21.88


Red Oak Technology Select Fund

 2000        $16.94                  $(0.13)             $17.04              $  --                $   --               $33.85
------------------------------------------------------------------------------------------------------------------------------------
 1999(2)      10.00                   (0.05)               6.99                 --                    --                16.94
------------------------------------------------------------------------------------------------------------------------------------


+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) THE  INFORMATION  SET FORTH IN THIS TABLE FOR THE PERIODS  PRIOR TO FEBRUARY 27, 1998 IS THE FINANCIAL DATA OF THE PIN OAK
    AGGRESSIVE STOCK FUND AND THE WHITE OAK GROWTH STOCK FUND, RESPECTIVELY, EACH A SERIES OF THE ADVISORS' INNER CIRCLE FUND.

(2) THE RED OAK  TECHNOLOGY  SELECT FUND  COMMENCED  OPERATIONS  ON DECEMBER 31, 1998.
    ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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 ................................................................................
                                                       [GRAPHIC OF TREE OMITTED]


                                                                                                      RATIO OF NET
                                                                                  RATIO OF              INVESTMENT
                                                            RATIO OF              EXPENSES             INCOME (LOSS)
                    NET ASSETS          RATIO OF          NET INVESTMENT          TO AVERAGE            TO AVERAGE
                     END OF           EXPENSES TO        INCOME (LOSS)          NET ASSETS             NET ASSETS          PORTFOLIO
     TOTAL            PERIOD             AVERAGE           TO AVERAGE            (EXCLUDING             (EXCLUDING          TURNOVER
     RETURN            (000)           NET ASSETS          NET ASSETS             WAIVERS)               WAIVERS)             RATE
------------------------------------------------------------------------------------------------------------------------------------



     71.36%        $1,219,288            1.00%               (0.59)%                1.02%               (0.61)%              13.16%
------------------------------------------------------------------------------------------------------------------------------------
     90.57            131,755            1.00                (0.57)                 1.10                (0.67)               26.47
------------------------------------------------------------------------------------------------------------------------------------
     12.85             41,444            1.00                (0.79)                 1.14                (0.93)               10.04
------------------------------------------------------------------------------------------------------------------------------------
     13.93             31,681            0.99                (0.75)                 1.23                (0.99)               17.30
------------------------------------------------------------------------------------------------------------------------------------
     (1.39)            23,738            0.96                (0.62)                 1.47                (1.13)               31.65




     44.61%        $6,219,080            0.96%               (0.38)%                0.96%               (0.38)%              13.86%
------------------------------------------------------------------------------------------------------------------------------------
     56.52          2,196,364            1.00                (0.34)                 1.04                (0.38)                6.27
------------------------------------------------------------------------------------------------------------------------------------
     16.48            830,219            1.00                (0.22)                 1.07                (0.29)                6.16
------------------------------------------------------------------------------------------------------------------------------------
     34.46            362,404            0.98                 0.06                  1.14                (0.10)                7.90
------------------------------------------------------------------------------------------------------------------------------------
     21.33             26,109            0.95                 0.23                  1.50                (0.32)                8.07




     99.82%        $2,220,110            0.99%               (0.79)%                1.01%               (0.81)%              40.13%
------------------------------------------------------------------------------------------------------------------------------------
     69.40+           168,562            1.00                (0.81)                 1.20                (1.01)               16.54
------------------------------------------------------------------------------------------------------------------------------------


                                                           www.oakassociates.com
 ...................................... 13 ......................................

STATEMENT OF NET ASSETS
 ................................................................................
OCTOBER 31, 2000

PIN OAK AGGRESSIVE STOCK FUND
--------------------------------------------------------------------------------
                                              MARKET
DESCRIPTION                       SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.9%
--------------------------------------------------------------------------------
 APPLICATION SERVICE PROVIDER -- 6.7%
 Digex*                         1,000,000    $ 39,250
 Exodus Communications*         1,250,000      41,953
                                             --------
                                               81,203
                                             --------

--------------------------------------------------------------------------------
BANKS -- 4.5%
--------------------------------------------------------------------------------
 MBNA                           1,455,000      54,653
                                             --------
                                               54,653
                                             --------

--------------------------------------------------------------------------------
COMPUTER STORAGE--9.4%
--------------------------------------------------------------------------------
 Network Appliance*               495,000      58,905
 Veritas Software*                394,000      55,560
                                             --------
                                              114,465
                                             --------

--------------------------------------------------------------------------------
FIBER OPTICS -- 15.3%
--------------------------------------------------------------------------------
 Ciena*                           590,000      62,024
 JDS Uniphase*                    820,000      66,779
 Sycamore Networks*               925,000      58,506
                                             --------
                                              187,309
                                             --------

--------------------------------------------------------------------------------
MANAGED HEALTH CARE SERVICES -- 4.1%
--------------------------------------------------------------------------------
 Express Scripts, Class A*        740,000      49,719
                                             --------
                                               49,719
                                             --------

--------------------------------------------------------------------------------
NETWORKING PRODUCTS-- 21.2%
--------------------------------------------------------------------------------
 Cacheflow*                       690,000      74,520
 Cisco Systems*                 1,180,000      63,572
 Foundry Networks*                920,000      61,123
 Juniper Networks*                301,600      58,812
                                             --------
                                              258,027
                                             --------

--------------------------------------------------------------------------------
SEMI-CONDUCTORS/ELECTRONICS--23.1%
--------------------------------------------------------------------------------
 Atmel*                         2,360,000      35,252
 Linear Technology                460,000      29,699
 Maxim Integrated Products        525,000      34,814
 PMC-Sierra*                      330,000      55,935
 TriQuint Semiconductor*          634,000      24,290
 Vitesse Semiconductor*           760,000      53,153
 Xilinx*                          675,000      48,895
                                             --------
                                              282,038
                                             --------


--------------------------------------------------------------------------------
                                SHARES/FACE    MARKET
DESCRIPTION                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
PREPACKAGED SOFTWARE -- 1.6%
--------------------------------------------------------------------------------
 Advent Software*                 330,000   $  19,738
                                            ---------
                                               19,738
                                            ---------

--------------------------------------------------------------------------------
STORAGE AREA NETWORKING --4.7%
--------------------------------------------------------------------------------
 Brocade Communication Systems*   250,000      56,844
                                            ---------
                                               56,844
                                            ---------

--------------------------------------------------------------------------------
INTERNET SERVICE PROVIDER -- 0.6%
--------------------------------------------------------------------------------
 Earthlink*                     1,210,000       7,903
                                            ---------
                                                7,903
                                            ---------

--------------------------------------------------------------------------------
SEMI-CONDUCTOR CAPITAL EQUIPMENT
  MANUFACTURING --5.7%
--------------------------------------------------------------------------------
 Applied Materials*             1,310,000      69,594
                                            ---------
                                               69,594
                                            ---------
TOTAL COMMON STOCKS
   (Cost $1,085,757)                        1,181,493
                                            ---------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.7%
--------------------------------------------------------------------------------
 Greenwich
   6.50%, dated 10/31/00, matures
   11/1/00, repurchase price $21,921,557
   (collateralized by U.S. Treasury Note,
   par value $21,810,000, 6.00%,
   8/15/09, total market value:
   $22,356,435)                   $21,918      21,918

J.P. Morgan
   6.50%, dated 10/31/00, matures
   11/1/00, repurchase price $15,674,197
   (collateralized by U.S. Treasury Note,
   par value $15,438,000, 6.50%,
   10/15/06, total market value:
   $15,985,047)                    15,671      15,671

 Lehman Brothers
   6.50%, dated 10/31/00, matures
   11/1/00, repurchase price $19,270,632
   (collateralized by various U.S. Treasury
   Instruments, total market value:
   $19,657,111)                    19,267      19,267
                                            ---------
TOTAL REPURCHASE AGREEMENTS
   (Cost $56,856)                              56,856
                                            ---------


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

 ......................................... ......................................
                                                       [GRAPHIC OF TREE OMITTED]


PIN OAK AGGRESSIVE STOCK FUND -- CONTINUED
-----------------------------------------------------
                                            MARKET
DESCRIPTION                              VALUE (000)
-----------------------------------------------------
TOTAL INVESTMENTS -- 101.6%
   (Cost $1,142,613)                       $1,238,349
                                           ----------

-----------------------------------------------------
 OTHER ASSETS AND LIABILITIES, NET -- (1.6%) (19,061)
-----------------------------------------------------

-----------------------------------------------------
 NET ASSETS:
-----------------------------------------------------
 Portfolio Shares (unlimited authorization
   -- no par value) based on 17,555,472
  outstanding shares of beneficial interest 1,125,798
 Accumulated net realized loss
  on investments                               (2,246)
 Net unrealized appreciation
  on investments                               95,736
                                           ----------

-----------------------------------------------------
 TOTAL NET ASSETS -- 100.0%                $1,219,288
-----------------------------------------------------

Net Asset Value, Offering and Redemption
   Price Per Share                             $69.45
                                           ==========


*NON-INCOME PRODUCING SECURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.




                                                           www.oakassociates.com
 ...................................... 15 ......................................

STATEMENT OF NET ASSETS
 ................................................................................
OCTOBER 31, 2000

WHITE OAK GROWTH STOCK FUND
--------------------------------------------------------------------------------
                                     MARKET
DESCRIPTION               SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.7%
--------------------------------------------------------------------------------
BANKS -- 8.7%
--------------------------------------------------------------------------------
 Citigroup              5,135,000  $270,229
 MBNA                   7,150,000   268,572
                                   --------
                                    538,801
                                   --------

--------------------------------------------------------------------------------
COMPUTER HARDWARE -- 3.7%
--------------------------------------------------------------------------------
 Sun Microsystems*      2,050,800   227,382
                                   --------
                                    227,382
                                   --------

--------------------------------------------------------------------------------
COMPUTER STORAGE -- 4.7%
--------------------------------------------------------------------------------
 EMC*                   3,290,000   293,016
                                   --------
                                    293,016
                                   --------

--------------------------------------------------------------------------------
FIBER OPTICS -- 13.4%
--------------------------------------------------------------------------------
 Ciena*                 3,210,000   337,451
 Corning                2,730,000   208,845
 JDS Uniphase*          3,550,000   289,103
                                   --------
                                    835,399
                                   --------

--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 4.7%
--------------------------------------------------------------------------------
 Medtronic              5,425,000   294,645
                                   --------
                                    294,645
                                   --------

--------------------------------------------------------------------------------
INSURANCE -- 4.7%
--------------------------------------------------------------------------------
 American International
   Group                2,977,500   291,795
                                   --------
                                    291,795
                                   --------

--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 9.4%
--------------------------------------------------------------------------------
 Cisco Systems*         5,250,000   282,844
 Juniper Networks*      1,550,000   302,250
                                   --------
                                    585,094
                                   --------

--------------------------------------------------------------------------------
PHARMECEUTICALS -- 16.0%
--------------------------------------------------------------------------------
 Lilly (Eli) & Company  3,760,000   336,050
 Merck & Company        4,200,000   377,737
 Pfizer                 6,475,000   279,639
                                   --------
                                    993,426
                                   --------

--------------------------------------------------------------------------------
                       SHARES/FACE   MARKET
DESCRIPTION           AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY BROKERS -- 7.6%
--------------------------------------------------------------------------------
 First Data               180,000 $   9,023
 Morgan Stanley, Dean Witter,
   Discover             2,835,000   227,686
 Schwab Charles         6,635,000   233,054
                                  ---------
                                    469,763
                                  ---------

--------------------------------------------------------------------------------
SEMI-CONDUCTORS/ELECTRONICS -- 7.4%
--------------------------------------------------------------------------------
 Intel                  4,740,000   213,300
 Linear Technology      3,845,000   248,243
                                  ---------
                                    461,543
                                  ---------

--------------------------------------------------------------------------------
PREPACKED SOFTWARE -- 4.0%
--------------------------------------------------------------------------------
 Microsoft*             3,650,000   251,394
                                  ---------
                                    251,394
                                  ---------

--------------------------------------------------------------------------------
SEMI-CONDUCTOR CAPITAL
 EQUIPMENT MANUFACTURING -- 4.7%
--------------------------------------------------------------------------------
 Applied Materials*     5,500,000   292,188
                                  ---------
                                    292,188
                                  ---------

--------------------------------------------------------------------------------
STORAGE AREA NETWORKING -- 5.0%
--------------------------------------------------------------------------------
 Brocade Communication
    Systems*            1,382,000   314,232
                                  ---------
                                    314,232
                                  ---------

--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 3.7%
--------------------------------------------------------------------------------
 Nortel Networks        5,000,000   227,500
                                  ---------
                                    227,500
                                  ---------
TOTAL COMMON STOCKS
   (Cost $4,368,070)              6,076,178
                                  ---------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.0%
--------------------------------------------------------------------------------
 J.P. Morgan
   6.50%, dated 10/31/00, matures
   11/1/00, repurchase price
   $60,993,822 (collateralized
   by U.S. Treasury Note,
   par value $61,467,000,
   6.50%, 8/31/01, total
   market value:
   $62,202,700)           $60,983    60,983


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

 ................................................................................
                                                       [GRAPHIC OF TREE OMITTED]


WHITE OAK GROWTH STOCK FUND -- CONTINUED

--------------------------------------------------------------------------------
                                        FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
 Greenwich
   6.50%, dated 10/31/00, matures
   11/1/00, repurchase price $61,709,245
   (collateralized by U.S. Treasury Note,
   par value $59,600,000, 6.125%,
   11/15/27, total market value:
   $62,933,927)                        $61,698   $61,698

 Lehman Brothers
   6.50%, dated 10/31/00, matures
   11/1/00, repurchase price $62,644,613
   (collateralized by various U.S. Treasury
   Instruments, total market value:
   $63,889,461)                         62,633    62,633
                                               ---------
TOTAL REPURCHASE AGREEMENTS
   (Cost $185,314)                               185,314
                                               ---------
TOTAL INVESTMENTS -- 100.7%
   (Cost $4,553,384)                           6,261,492
                                               ---------

--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES, NET -- (0.7%)     (42,412)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
 Portfolio Shares (unlimited authorization
   -- no par value) based on 80,717,064
  outstanding shares of beneficial interest  $ 4,487,477
 Accumulated net realized gain
  on investments                                  23,495
 Net unrealized appreciation on
  investments                                  1,708,108
                                             -----------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                    $6,219,080
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share                                $77.05
                                             ===========



*NON-INCOME PRODUCTING SECURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                           www.oakassociates.com
 ..................................... 17 .......................................

STATEMENT OF NET ASSETS
 ................................................................................
OCTOBER 31, 2000

RED OAK TECHNOLOGY SELECT FUND
--------------------------------------------------------------------------------
                                              MARKET
DESCRIPTION                        SHARES  VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.1%
--------------------------------------------------------------------------------
APPLICATION SERVICE PROVIDER -- 2.0%
--------------------------------------------------------------------------------
 Exodus Communications*          1,301,600 $   43,685
                                           ----------
                                               43,685
                                           ----------

--------------------------------------------------------------------------------
COMPUTER HARDWARE-- 4.6%
--------------------------------------------------------------------------------
 Sun Microsystems*                 931,000    103,225
                                           ----------
                                              103,225
                                           ----------

--------------------------------------------------------------------------------
COMPUTER STORAGE -- 10.4%
--------------------------------------------------------------------------------
 EMC*                            1,030,200     91,752
 Network Appliance*              1,162,300    138,314
                                           ----------
                                              230,066
                                           ----------

--------------------------------------------------------------------------------
FIBER OPTICS -- 16.8%
--------------------------------------------------------------------------------
 Ciena*                          1,285,400    135,128
 JDS Uniphase*                     929,800     75,721
 Newport                           758,200     86,589
 SDL*                              292,500     75,830
                                           ----------
                                              373,268
                                           ----------

--------------------------------------------------------------------------------
NETWORKING PRODUCTS-- 15.2%
--------------------------------------------------------------------------------
 Cacheflow*                        782,500     84,510
 Cisco Systems*                  2,023,800    109,032
 Juniper Networks*                 743,500    144,982
                                           ----------
                                              338,524
                                           ----------

--------------------------------------------------------------------------------
SEMI-CONDUCTORS/ELECTRONICS -- 29.5%
--------------------------------------------------------------------------------
 Avanex*                           498,500     50,629
 Broadcom (Class A)*               519,000    115,413
 Intergrated Device Technology*  1,384,000     77,936
 Maxim Integrated Products*      1,527,600    101,299
 PMC-Sierra*                       502,000     85,089
 Semtech*                        1,955,800     63,075
 TriQuint Semiconductor*         1,975,200     75,675
 Vitesse Semiconductor*          1,225,000     85,673
                                           ----------
                                              654,789
                                           ----------

--------------------------------------------------------------------------------
STORAGE AREA NETWORKING -- 9.3%
--------------------------------------------------------------------------------
 Brocade Communication Systems*    473,800    107,730
 JNI*                            1,104,000     98,325
                                           ----------
                                              206,055
                                           ----------

--------------------------------------------------------------------------------
                              SHARES/FACE    MARKET
DESCRIPTION                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
 SEMI-CONDUCTOR CAPITAL EQUIPMENT
   MANUFACTURING -- 7.4%
--------------------------------------------------------------------------------
 Applied Materials*              1,366,600 $   72,601
 Novellus Systems*               2,200,000     90,062
                                           ----------
                                              162,663
                                           ----------

--------------------------------------------------------------------------------
PREPACKAGED SOFTWARE -- 2.9%
--------------------------------------------------------------------------------
 Tibco Software*                 1,031,500     64,984
                                           ----------
                                               64,984
                                           ----------
TOTAL COMMON STOCKS
   (Cost $1,952,854)                        2,177,259
                                           ----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.0%
--------------------------------------------------------------------------------
 Greenwich
   6.50%, dated 10/31/00, matures
   11/1/00, repurchase price $19,647,401
   (collateralized by U.S. Treasury Note,
   par value $19,550,000, 6.0%,
   8/15/09, total market value:
   $20,039,812)                    $19,644     19,644
 J.P. Morgan
   6.50%, dated 10/31/00, matures
   11/1/00, repurchase price $3,706,798
   (collateralized by U.S. Treasury Note,
   par value $3,792,000, 5.50%,
   8/31/01, total market value:
   $3,780,732)                       3,706      3,706
 Lehman Brothers
   6.50%, dated  10/31/00, matures
   11/1/00, repurchase price $21,606,697
   (collateralized  by U.S. Treasury Note,
   par value  $22,038,410, 8.00%,
   5/15/01, total market value:
   $22,038,910)                     21,603     21,603
                                           ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $44,953)                              44,953
                                           ----------
TOTAL INVESTMENTS -- 100.1%
   (Cost $1,997,807)                        2,222,212
                                           ----------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)    (2,102)
--------------------------------------------------------------------------------


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 .......................................... 18 ..................................

 ................................................................................
                                                       [GRAPHIC OF TREE OMITTED]


RED OAK TECHNOLOGY SELECT FUND -- CONTINUED
-----------------------------------------------------------
                                     MARKET
DESCRIPTION                        VALUE (000)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
 Portfolio Shares (unlimited authorization
    -- no par value) based on 65,585,208
    outstanding shares of beneficial interest    $2,053,638
 Accumulated net realized loss
   on investments                                   (57,933)
 Net unrealized appreciation
   on investments                                   224,405
                                                 ----------

-----------------------------------------------------------
 TOTAL NET ASSETS -- 100.0%                      $2,220,110
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share                                   $33.85
                                                 ==========



*NON-INCOME PRODUCTING SECURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                           www.oakassociates.com
 .................................... 19 ........................................


STATEMENTS OF OPERATIONS (000)
 ....................................................................................................................................
FOR THE YEAR ENDED OCTOBER 31, 2000

                                                      PIN OAK                WHITE OAK                  RED OAK
                                                 AGGRESSIVE STOCK          GROWTH STOCK            TECHNOLOGY SELECT
                                                       FUND                    FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ................................         $   332              $   15,822                 $     36
   Interest .................................           2,147                   7,368                    2,159
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income ...............           2,479                  23,190                    2,195
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .................           4,494                  29,688                    8,132
   Investment Advisory Fee Waiver ...........            (131)                     --                     (179)
   Administration Fees ......................             662                   3,276                    1,050
   Custodian Fees ...........................              29                     183                       53
   Transfer Agent Fees and Expenses .........             648                   3,829                    1,120
   Professional Fees ........................              19                      99                       35
   Trustee Fees .............................               2                      17                        3
   Registration Fees ........................             286                     924                      552
   Printing .................................              63                     404                      118
   Insurance and Other Fees .................               3                      19                        5
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses ........................           6,075                  38,439                   10,889
------------------------------------------------------------------------------------------------------------------------------------
      Net Investment Loss ...................          (3,596)                (15,249)                  (8,694)
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on
      Securities Sold .......................          (2,244)                 33,207                  (56,567)
   Net Unrealized Appreciation of
      Investment Securities .................          40,713               1,015,213                  173,969
------------------------------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized Gain
         on Investments .....................          38,469               1,048,420                  117,402
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
         From Operations ....................         $34,873              $1,033,171                 $108,708
====================================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



    The accompanying notes are an integral part of the financial statements.



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


STATEMENTS OF CHANGES IN NET ASSETS (000)
 ....................................................................................................................................
FOR THE PERIODS ENDED OCTOBER 31

                                             PIN OAK                           WHITE OAK                           RED OAK
                                        AGGRESSIVE STOCK                     GROWTH STOCK                        TECHNOLOGY
                                              FUND                               FUND                            SELECT FUND
                                       -------------------                -------------------                -------------------

                                       11/01/99    11/01/98            11/01/99       11/01/98              11/01/99    12/31/98 (1)
                                      TO 10/31/00 TO 10/31/99         TO 10/31/00    TO 10/31/99          TO 10/31/00   TO 10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss ............. $   (3,596)   $    (419)          $ (15,249)     $ (5,231)            $   (8,694)       $ (531)
   Net Realized Gain (Loss)
         on Securities Sold ........     (2,244)       6,073              33,207        (3,755)               (56,567)       (1,366)
   Net Unrealized Appreciation of
      Investment Securities ........     40,713       41,997           1,015,213       613,797                173,969        50,436
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting From Operations ....     34,873       47,651           1,033,171       604,811                108,708        48,539
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...........         --           --                  --            --                     --            --
   Realized Capital Gains ..........     (5,465)          --                  --            --                     --            --
------------------------------------------------------------------------------------------------------------------------------------
      Total Distributions ..........     (5,465)          --                  --            --                     --            --
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued ...................  1,592,983       84,532           4,036,586     1,169,912              2,903,298       137,216
   Shares Issued in Lieu of Cash
     Distributions .................      5,222           --                  --            --                     --            --
   Shares Redeemed .................   (540,080)     (41,872)         (1,047,041)     (408,578)              (960,458)      (17,193)
------------------------------------------------------------------------------------------------------------------------------------
      Increase in Net Assets From Capital
         Share Transactions ........  1,058,125       42,660           2,989,545       761,334              1,942,840       120,023
------------------------------------------------------------------------------------------------------------------------------------
            Total Increase in
              Net Assets ...........  1,087,533       90,311           4,022,716     1,366,145              2,051,548       168,562
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
      Beginning of Period ..........    131,755       41,444           2,196,364       830,219                168,562            --
------------------------------------------------------------------------------------------------------------------------------------
      End of Period ................ $1,219,288     $131,755          $6,219,080    $2,196,364             $2,220,110      $168,562
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
      Issued .......................     22,051        2,631              54,187        25,841                 83,393        11,337
      Issued in Lieu of Cash
        Distributions ..............        112           --                  --            --                     --            --
      Redeemed .....................     (7,756)      (1,369)            (14,692)       (9,008)               (27,760)       (1,385)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Share
     Transactions ..................     14,407        1,262              39,495        16,833                 55,633         9,952
------------------------------------------------------------------------------------------------------------------------------------

(1) THE RED OAK TECHNOLOGY SELECT FUND COMMENCED OPERATIONS ON DECEMBER 31, 1998.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



    The accompanying notes are an integral part of the financial statements.



                                                           www.oakassociates.com
 ...................................... 21 ......................................

NOTES TO FINANCIAL STATEMENTS
 ................................................................................
OCTOBER 31, 2000


1. ORGANIZATION:

THE OAK ASSOCIATES FUNDS (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with three funds: Pin Oak Aggressive Stock Fund, White Oak Growth Stock Fund and Red Oak Technology Select Fund (the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

On February 25, 1998, the shareholders of the Advisors' Inner Circle White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund (the "Oak Funds") voted to approve a tax-free reorganization of the Oak Funds through a transfer of all assets and liabilities to the Oak Associates Funds White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund. The reorganization took place on February 27, 1998.


2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

    SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange (or reported on the NASDAQ national market system), are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

    Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

    FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

    NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

    EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

    REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are



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

 ................................................................................
                                                       [GRAPHIC OF TREE OMITTED]


    held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared and paid to Shareholders on an annual basis, as applicable. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

    Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. In accordance with Statement of Position 93-2, Pin Oak Aggressive Growth Fund, White Oak Growth Stock Fund, and Red Oak Technology Select Fund reclassed $3,595,438, $15,248,784, and $8,693,235 respectively from Net
    Investment Loss to Paid In Capital in the Statement of Net Assets. This reclassification, which has no impact on the net asset value of the Funds, is primarily attributable to net operating losses and differences in the computation of distributable income under federal income tax rules versus generally accepted accounting principles.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. ADMINISTRATION, SHAREHOLDER
   SERVICING AND DISTRIBUTION
   AGREEMENTS:

The Trust and the Administrator are parties to an Administrative Agreement dated February 27, 1998, as amended October 1, 2000, under which the Administrator provides management and administrative services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $10 billion, 0.0175% on the next $5 billion, and 0.015% of such assets in excess of $15 billion.

Prior to October 1, 2000, the Administrator was entitled to a fee of 0.15% of the average daily net assets of each of the Funds up to $250 million, 0.12% on the next $200 million, 0.10% on the next $200 million, and 0.08% of such assets in excess of $650 million.

The Trust has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Funds. For its



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

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
 ................................................................................
OCTOBER 31, 2000

services SEI Investments Distribution Co. received $96,201 for the year ended October 31, 2000.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. From time to time, the Funds may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Funds to persons who beneficially own interests in the Funds.

The Trust and the Distributor are parties to a Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND
   CUSTODIAN AGREEMENTS:

The Trust and Oak Associates, ltd. (the "Adviser") are parties to an Investment Advisory Agreement dated February 27, 1998, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.00% of the average daily net assets of each of the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

First Union National Bank acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.


6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2000, are as follows:

                 PIN OAK  WHITE OAK   RED OAK
               AGGRESSIVE  GROWTH    TECHNOLOGY
                  STOCK     STOCK      SELECT
                  FUND      FUND        FUND
                  (000)     (000)       (000)
               ---------- ---------- ----------
Purchases .... $1,094,623 $3,428,955 $2,336,593
Sales ........     77,512    545,853    440,833

At October 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at October 31, 2000, are as follows:

                          PIN OAK    WHITE OAK  RED OAK
                         AGGRESSIVE   GROWTH   TECHNOLOGY
                            STOCK      STOCK    SELECT
                            FUND       FUND      FUND
                            (000)      (000)     (000)
                         ---------  ----------  ---------
Aggregate gross
   unrealized
   appreciation ......... $291,197  $2,049,685  $513,281
Aggregate gross
   unrealized
   depreciation ......... (195,401)   (341,577) (288,876)
                          --------  ----------  --------
Net unrealized
   appreciation ......... $ 95,736  $1,708,108  $224,405
                          ========  ==========  ========


7. CAPITAL LOSS CARRYFORWARDS:

The capital loss carryforwards at October 31, 2000, for federal income tax purposes are as follows (000):

                         EXPIRES    EXPIRES
                          2007       2008
                         -------    -------
Red Oak Technology
  Select Fund ......... $1,366    $56,063

The capital loss carryforwards will be used to offset future net realized gains, if any, and such gains offset will not be distributed.




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

REPORT OF INDEPENDENT PUBLIC
ACCOUNTANTS
 ................................................................................


To the Shareholders and Board of Trustees of Oak Associates Funds:

We have audited the accompanying statements of net assets of the Pin Oak Aggressive Stock Fund, White Oak Growth Stock Fund, and Red Oak Technology Select Fund of the Oak Associates Funds (the "Trust") as of October 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pin Oak Aggressive Stock Fund, White Oak Growth Stock Fund, and Red Oak Technology Select Fund of the Oak Associates Funds as of October 31, 2000, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP



Philadelphia, Pennsylvania
November 20, 2000




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

NOTICE TO SHAREHOLDERS                                               (UNAUDITED)
 ................................................................................


For shareholders that do not have an October 31, 2000 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2000 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2000, each portfolio is designating the following items with regard to distributions paid during the year.


                                LONG TERM
                                (20% RATE)      ORDINARY
                               CAPITAL GAIN      INCOME        TAX-EXEMPT         TOTAL         QUALIFYING
              FUND             DISTRIBUTION   DISTRIBUTIONS     INTEREST      DISTRIBUTIONS     DIVIDENDS(1)
------------------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund    100.00%          0.00%           0.00%          100.00%           0.00%
White Oak Growth Stock Fund        0.00%          0.00%           0.00%            0.00%           0.00%
Red Oak Technology Select Fund     0.00%          0.00%           0.00%            0.00%           0.00%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION
    AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".



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

NOTES
 ................................................................................

                                                       [GRAPHIC OF TREE OMITTED]



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

NOTES
 ................................................................................


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


[GRAPHIC LEAF OMITTED]

[LOGO OMITTED]
    OAK
ASSOCIATES
   FUNDS


P.O. BOX 219441
KANSAS CITY, MO 64121-9441


CALL TOLL FREE
1-888-4OAKFUND
(1-888-462-5386)


WWW.OAKASSOCIATES.COM


OAK-F-021-09000